UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments.

The Government Money Market ProFund (the “ProFund”) is currently a feeder fund that invests substantially all of its investable assets in a “master fund” the Government Cash Management Portfolio (the “Portfolio”), as discussed in the accompanying notes. The Schedule of Investments of the Portfolio is included herein.

:: Notes to Schedule of Investments :: March 31, 2018 (unaudited)

1.              Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Portfolio, an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. and has the same investment objective as the ProFund. As of March 31, 2018, the value of the investment and the percentage owned by the ProFund of the Portfolio was $386,841,908 and 2.4%.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its schedule of investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the schedule of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investment in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3 below.  The Portfolio’s schedule of investments included in this report provides information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN. The ProFund’s compliance date for Form N-PORT is June 1, 2018, and the ProFund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ending June 30, 2018, the ProFund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The ProFund’s compliance date for Form N-CEN is June 1, 2018, and the ProFund will make its initial filing on Form N-CEN for the year ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The ProFund’s adoption of these forms will have no effect on the ProFund’s net assets or results of operations.

3.              Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 -  quoted prices in active markets for identical assets

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of March 31, 2018, the ProFund’s $386,841,908 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the quarter ended March 31, 2018.

4.              Subsequent Events

Effective May 1, 2018, the Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 0.98% and 1.98% for Investor Class and Service Class, respectively, of the average daily net assets of the respective class of shares.  These expense limitations remain in effect until at least April 30, 2019.

The Schedule of Investments of the Portfolio as of March 31, 2018 is as follows:

Government Cash Management Portfolio	as of March 31, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 98.6%
U.S. Government Sponsored Agencies 54.1%
Federal Farm Credit Bank:
1-month LIBOR minus 0.165%, 1.505% *, 11/2/2018	70,500,000	70,498,959
1-month LIBOR minus 0.165%, 1.553% *, 10/9/2018	37,500,000	37,498,956
1-month LIBOR minus 0.150%, 1.59% *, 10/11/2018	25,000,000	24,999,602
1-month LIBOR minus 0.135%, 1.605% *, 4/11/2019	150,000,000	150,000,000
1-month LIBOR minus 0.110%, 1.63% *, 3/12/2019	115,000,000	114,994,100
1-month LIBOR minus 0.070%, 1.648% *, 1/9/2019	50,000,000	50,000,000
1-month LIBOR minus 0.145%, 1.727% *, 2/26/2019	115,000,000	114,995,809
1-month LIBOR minus 0.145%, 1.732% *, 3/29/2019	166,000,000	166,000,000
1-month LIBOR minus 0.130%, 1.747% *, 4/29/2019	246,500,000	246,500,000
1-month LIBOR minus 0.120%, 1.752% *, 3/25/2019	100,000,000	100,000,000
1-month LIBOR minus 0.065%, 1.757% *, 7/20/2018	68,800,000	68,800,000
1-month LIBOR minus 0.020%, 1.802% *, 4/20/2018	90,000,000	89,999,752
1-month LIBOR plus 0.030%, 1.905% *, 8/27/2018	75,000,000	74,997,631
1-month LIBOR plus 0.120%, 1.942% *, 6/20/2018	40,000,000	40,000,000
1-month LIBOR plus 0.090%, 1.962% *, 5/25/2018	2,060,000	2,060,716
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.048% *, 11/13/2018	60,000,000	60,000,000
3-month U.S. Treasury Bill Money Market Yield plus 0.300%, 2.068% *, 12/5/2018	50,000,000	50,000,000
Federal Home Loan Bank:
1.217% **, 4/2/2018	11,500,000	11,499,617
1.379% **, 4/2/2018	50,000,000	49,998,111
1.455% **, 5/23/2018	3,000,000	2,993,782
1.46% **, 5/1/2018	55,000,000	54,934,000
1.489% **, 6/6/2018	66,000,000	65,822,251
1.489% **, 6/8/2018	150,000,000	149,583,783
1.49% **, 6/6/2018	22,450,000	22,389,497
1.49% **, 6/13/2018	50,000,000	49,850,958
1-month LIBOR minus 0.170%, 1.494% *, 6/1/2018	250,000,000	250,000,000
1-month LIBOR minus 0.160%, 1.504% *, 8/1/2018	200,000,000	200,000,000
3-month LIBOR minus 0.250%, 1.517% *, 7/30/2018	168,000,000	168,000,000
3-month LIBOR minus 0.250%, 1.517% *, 8/3/2018	168,000,000	168,000,000
1-month LIBOR minus 0.160%, 1.526% *, 8/3/2018	370,000,000	370,000,000
1-month LIBOR minus 0.155%, 1.531% *, 7/5/2018	205,000,000	205,000,000
1.6% **, 4/11/2018	218,000,000	217,904,443
1.602% **, 5/11/2018	181,750,000	181,430,928
1-month LIBOR minus 0.080%, 1.606% *, 2/4/2019	95,000,000	95,000,000
1-month LIBOR minus 0.130%, 1.61% *, 6/11/2018	194,000,000	194,000,000
1-month LIBOR minus 0.160%, 1.617% *, 5/15/2018	65,000,000	65,000,000
1-month LIBOR minus 0.160%, 1.617% *, 5/15/2018	72,000,000	72,000,000
1-month LIBOR minus 0.090%, 1.621% *, 11/8/2018	70,000,000	70,000,000
1.622% **, 4/26/2018	60,000,000	59,933,333
1.622% **, 4/30/2018	65,000,000	64,916,222
1.632% **, 5/16/2018	147,000,000	146,704,163
1-month LIBOR minus 0.145%, 1.632% *, 8/15/2018	60,000,000	60,000,000
1-month LIBOR minus 0.145%, 1.632% *, 8/15/2018	75,000,000	75,000,000
1-month LIBOR minus 0.150%, 1.636% *, 7/16/2018	188,000,000	188,000,000
1-month LIBOR minus 0.140%, 1.637% *, 5/15/2018	200,000,000	200,000,000
1-month LIBOR minus 0.160%, 1.648% *, 7/19/2018	240,000,000	240,000,000
1-month LIBOR minus 0.140%, 1.668% *, 5/18/2018	72,500,000	72,500,000
1-month LIBOR minus 0.135%, 1.673% *, 5/17/2018	200,000,000	200,000,000
1-month LIBOR minus 0.040%, 1.678% *, 7/9/2018	50,000,000	50,011,065
1.693% **, 5/25/2018	70,000,000	69,824,650

1-month LIBOR minus 0.125%, 1.697% *, 8/20/2018	220,000,000	220,000,000
1-month LIBOR minus 0.090%, 1.718% *, 1/18/2019	95,000,000	95,000,000
1.724% **, 5/3/2018	65,000,000	64,901,778
1.724% **, 5/17/2018	50,000,000	49,891,389
1-month LIBOR minus 0.145%, 1.727% *, 4/25/2018	280,000,000	279,998,341
1-month LIBOR minus 0.145%, 1.727% *, 4/26/2018	174,000,000	173,999,496
1-month LIBOR minus 0.140%, 1.732% *, 6/26/2018	351,000,000	351,000,000
1-month LIBOR minus 0.110%, 1.744% *, 2/22/2019	112,000,000	112,000,000
1-month LIBOR minus 0.110%, 1.744% *, 2/22/2019	112,000,000	112,000,000
1-month LIBOR minus 0.120%, 1.752% *, 10/26/2018	300,000,000	300,000,000
1.767% **, 6/22/2018	525,000,000	522,915,662
1-month LIBOR minus 0.045%, 1.827% *, 1/24/2019	75,000,000	75,053,658
3-month LIBOR minus 0.160%, 1.846% *, 5/30/2018	52,000,000	52,000,000
1.87% **, 8/24/2018	78,000,000	77,420,677
Federal Home Loan Mortgage Corp.:
0.75%, 4/9/2018	1,725,000	1,724,810
0.875%, 10/12/2018	590,000	588,111
1.318% **, 4/10/2018	127,500,000	127,458,563
1.375%, 2/28/2019	906,000	900,060
1.455% **, 4/16/2018	30,000,000	29,982,063
3-month LIBOR minus 0.250%, 1.458% *, 10/10/2018	85,500,000	85,500,000
3-month LIBOR minus 0.250%, 1.491% *, 7/24/2018	965,000	964,811
3-month LIBOR minus 0.280%, 1.531% *, 8/10/2018	100,000,000	100,000,000
1.582% **, 5/10/2018	21,667,000	21,630,382
1-month LIBOR minus 0.150%, 1.59% *, 2/12/2019	20,000,000	20,000,000
1-month LIBOR minus 0.170%, 1.595% *, 6/14/2018	95,000,000	95,000,000
1-month LIBOR minus 0.100%, 1.611% *, 8/8/2019	87,000,000	87,000,000
1-month LIBOR minus 0.160%, 1.648% *, 7/19/2018	150,000,000	150,000,000
1.749% **, 8/9/2018	50,000,000	49,688,542
1.784% **, 8/9/2018	22,000,000	21,860,178
		8,830,120,849

U.S. Treasury Obligations 44.5%
U.S. Treasury Bills:
1.257% **, 9/13/2018	5,000,000	4,971,583
1.446% **, 4/5/2018	99,000,000	98,984,314
1.447% **, 4/5/2018	101,000,000	100,983,980
1.45% **, 5/31/2018	100,000,000	99,761,667
1.45% **, 5/31/2018	75,000,000	74,821,187
1.477% **, 6/14/2018	125,000,000	124,625,632
1.477% **, 6/14/2018	50,000,000	49,850,253
1.501% **, 6/21/2018	150,000,000	149,500,500
1.501% **, 6/21/2018	100,000,000	99,667,000
1.501% **, 6/21/2018	45,000,000	44,850,150
1.566% **, 4/5/2018	100,000,000	99,982,833
1.572% **, 4/5/2018	35,020,000	35,013,969
1.653% **, 5/24/2018	100,000,000	99,760,028
1.653% **, 5/24/2018	150,000,000	149,640,042
1.653% **, 5/24/2018	150,000,000	149,640,042
1.653% **, 5/24/2018	7,000,000	6,983,202
1.673% **, 4/12/2018	200,000,000	199,899,167
1.673% **, 4/12/2018	107,000,000	106,946,054
1.673% **, 4/12/2018	200,000,000	199,899,167
1.693% **, 6/14/2018	180,540,000	179,920,246
1.693% **, 6/14/2018	77,540,000	77,273,822
1.693% **, 6/14/2018	200,000,000	199,312,211
1.696% **, 6/14/2018	200,000,000	199,313,444
1.701% **, 6/14/2018	150,000,000	149,482,617

1.729% **, 4/19/2018	125,000,000	124,893,437
1.739% **, 4/19/2018	125,000,000	124,892,812
1.744% **, 4/19/2018	85,000,000	84,926,900
1.744% **, 4/19/2018	80,000,000	79,931,200
1.784% **, 6/28/2018	100,000,000	99,569,778
1.784% **, 6/28/2018	100,000,000	99,569,778
1.784% **, 6/28/2018	20,000,000	19,913,956
1.784% **, 6/28/2018	65,000,000	64,720,356
1.784% **, 6/28/2018	81,000,000	80,651,520
1.832% **, 8/23/2018	150,000,000	148,916,100
1.832% **, 8/23/2018	150,000,000	148,915,800
1.872% **, 9/20/2018	155,000,000	153,632,934
1.906% **, 9/27/2018	150,000,000	148,597,833
1.906% **, 9/27/2018	150,000,000	148,597,833
1.916% **, 9/20/2018	125,000,000	123,871,250
1.918% **, 9/20/2018	125,000,000	123,870,056
1.921% **, 9/27/2018	35,000,000	34,670,217
1.921% **, 9/27/2018	100,000,000	99,057,764
1.921% **, 9/27/2018	50,000,000	49,528,882
1.921% **, 9/27/2018	100,000,000	99,057,764
1.921% **, 9/27/2018	81,000,000	80,236,789
1.977% **, 9/20/2018	150,000,000	148,602,500
1.977% **, 9/20/2018	130,000,000	128,788,833
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 1.938% *, 10/31/2018	665,000,000	665,984,805
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 1.942% *, 7/31/2018	475,000,000	475,388,144
3-month U.S. Treasury Bill Money Market Yield plus 0.190%, 1.958% *, 4/30/2018	1,001,500,000	1,001,708,985
U.S. Treasury Note, 1.171%, 9/30/2018	4,000,000	3,976,635
		7,263,555,971
Total Government & Agency Obligations (Cost $16,093,676,820)		16,093,676,820

Repurchase Agreements 6.3%
HSBC Securities, Inc., 1.76%, dated 3/28/2018, to be repurchased at $132,025,813 on 4/2/2018 (a)	132,000,000	132,000,000
HSBC Securities, Inc., 1.76%, dated 3/27/2018, to be repurchased at $229,078,369 on 4/3/2018 (b)	229,000,000	229,000,000
Wells Fargo Bank, 1.81%, dated 3/29/2018, to be repurchased at $676,536,032 on 4/2/2018 (c)	676,400,000	676,400,000
Total Repurchase Agreements (Cost $1,037,400,000)		1,037,400,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $17,131,076,820)	104.9	17,131,076,820
Other Assets and Liabilities, Net	(4.9)	(805,695,095)
Net Assets	100.0	16,325,381,725

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*                           Floating rate security. These securities are shown at their current rate as of  March 31, 2018.

**                    Annualized yield at time of purchase; not a coupon rate.

(a)                   Collateralized by $251,300,663 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2038-8/15/2043 with a value of $134,641,822.

(b)                   Collateralized by $442,467,738 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2037-5/15/2040 with a value of $233,580,060.

(c)                    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
254,905,401	Federal Home Loan Mortgage Corp.	3.0-4.5	11/1/2027-1/1/2048	255,439,000
431,678,068	Federal National Mortgage Association	2.86-6.0	1/1/2029-2/1/2048	434,489,000
Total Collateral Value				689,928,000

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (d)	$—	$16,093,676,820	$—	$16,093,676,820
Repurchase Agreements	—	1,037,400,000	—	1,037,400,000
Total	$—	$17,131,076,820	$—	$17,131,076,820

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.

(d)                   See Investment Portfolio for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	May 24, 2018

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 22, 2018